Related Party Transactions (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Balance Due from and Due to Related Parties
Due from Related Parties	$ 1,115,009	$ 596,575
Accounts receivable - Jia He Hotel [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	21,750	5,560
Accounts receivable - URBN Hotel [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	19,283	2,605
Accounts receivable - GA Homes [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	58,258	35,837
Accounts receivable - 510 W [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	114,397	72,302
Other receivables - Mr. Roche [Member]
Balance Due from and Due to Related Parties
Due to Related Parties	41,795	40,196
Other receivables - CEO [Member]
Balance Due from and Due to Related Parties
Due to Related Parties	494,511	394,558
Other receivables - IS seafood [Member]
Balance Due from and Due to Related Parties
Due to Related Parties	12,901
Other receivables - Cachet Hotel [Member]
Balance Due from and Due to Related Parties
Due to Related Parties	251,859
Other receivables - GA Homes [Member]
Balance Due from and Due to Related Parties
Due to Related Parties	358,370	358,370
Other receivables - 510 W [Member]
Balance Due from and Due to Related Parties
Due to Related Parties	323,024	723,024
Loan receivables - Cachet Hotel [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	14,804,052	10,050,054
Advance to suppliers - IS Seafood [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	$ 1,115,009	$ 596,575